SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Policies)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

Organization

On July 15, 2022, the Company signed an agreement with Global Silk Solutions Joint Stock Company (GSS). Under this agreement, GSS will serve as a contract manufacturer for the Company’s recombinant spider silk.

Kraig Biocraft Laboratories, Inc. (the “Company”) was incorporated under the laws of the State of Wyoming on April 25, 2006. The Company was organized to develop high strength, protein-based fiber, using recombinant DNA technology, for commercial applications in the textile and specialty fiber industries.

Kraig Biocraft Laboratories, Inc. (the “Company”) was incorporated under the laws of the State of Wyoming on April 25, 2006. The Company was organized to develop high strength, protein-based fiber, using recombinant DNA technology, for commercial applications in the textile and specialty fiber industries.

On March 5, 2018, the Company issued a board resolution authorizing investment in a Vietnamese subsidiary and appointing a representative for the subsidiary.

On April 24, 2018, the Company announced that it had received its investment registration certificate for its new Vietnamese subsidiary Prodigy Textiles Co., Ltd.

On May 1, 2018, the Company announced that it had received its enterprise registration certificate for its new Vietnamese subsidiary Prodigy Textiles Co., Ltd

Foreign Currency

Foreign Currency

The assets and liabilities of Prodigy Textiles, Co., Ltd. (the Company’s Vietnamese subsidiary) whose functional currency is the Vietnamese Dong, are translated into US dollars at period-end exchange rates prior to consolidation. Income and expense items are translated at the average rates of exchange prevailing during the period. The adjustments resulting from translating the Company’s financial statements are reflected as a component of other comprehensive (loss) income. Foreign currency transaction gains and losses are recognized in net earnings based on differences between foreign exchange rates on the transaction date and settlement date.

Use of Estimates

Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent liabilities at the date of the financial statements and revenues and expenses during the reported period. Actual results could differ from those estimates.

Cash

Cash

The Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. There were no cash equivalents as of December 31, 2022 or December 31, 2021.

Loss Per Share

Loss Per Share

Basic and diluted net loss per common share is computed based upon the weighted average common shares outstanding as defined by the Financial Accounting Standards Board (“FASB” Accounting Standards Codification (“ASC”) No. 260, “Earnings per Share.” For December 31, 2022 and December 31, 2021, warrants were not included in the computation of income/ (loss) per share because their inclusion is anti-dilutive.

The computation of basic and diluted loss per share for December 31, 2022 and 2021 excludes the common stock equivalents of the following potentially dilutive securities because their inclusion would be anti-dilutive:

	December 31, 2022	December 31, 2021

Stock Warrants (Exercise price - $0.001- $0.25/share)	54,660,032	48,972,277
Stock Options (Exercise price - $0.1150/Share)	26,520,000	26,802,500
Convertible Debt	-	6,470,674
Convertible Preferred Stock	2	2
Total	81,180,034	82,245,453

Research and Development Costs

Research and Development Costs

The Company expenses all research and development costs as incurred for which there is no alternative future use. These costs also include the expensing of employee compensation and employee stock-based compensation.

For the years ended December 31, 2022 and 2021, the Company had $176,431 and $197,745 respectively, in research and development costs

Advertising Expense

The Company follows the policy of charging the costs of advertising to expense as incurred. There was no advertising expense in the years ended December 31, 2022 and 2021.

Income Taxes

Income Taxes

The Company accounts for income taxes under FASB Codification Topic 740-10-25 (“ASC 740-10-25”). Under ASC No. 740-10-25, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC No. 740-10-25, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

	2022	2021
Expected income tax (recovery) expense at the statutory rate of 21%	$(806,823)	$(1,689,619)
Tax effect of expenses that are not deductible for income tax purposes (net of other amounts deductible for tax purposes)	282,808	1,141,619
Change in valuation allowance	524,014	548,000

Provision for income taxes	$-	$-

The components of deferred income taxes are as follows:

	Years Ended December,
	2022	2021
Deferred tax liability:	$-	$-
Deferred tax asset
Net Operating Loss Carryforward	4,887,351	4,363,336
Valuation allowance	(4,887,351)	(4,343,336)
Net deferred tax asset	-	-
Net deferred tax liability	$-	$-

The valuation allowance was established to reduce the deferred tax asset to the amount that will more likely than not be realized. This is necessary due to the Company’s continued operating losses and the uncertainty of the Company’s ability to utilize all of the net operating loss carryforwards before they will expire through the year 2041.

The net change in the valuation allowance for the year ended December 31, 2022 and 2021 was an increase of $524,014 and $548,000, respectively.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation for employees and directors in accordance with ASC 718, Compensation (“ASC 718”). ASC 718 requires all share-based payments to employees, including grants of employee stock options, to be recognized in the statement of operations based on their fair values. Under the provisions of ASC 718, stock-based compensation costs are measured at the grant date, based on the fair value of the award, and are recognized as expense over the employee’s requisite service period (generally the vesting period of the equity grant). The fair value of the Company’s common stock options are estimated using the Black Scholes option-pricing model with the following assumptions: expected volatility, dividend rate, risk free interest rate and the expected life. The Company expenses stock-based compensation by using the straight-line method. In accordance with ASC 718 and, excess tax benefits realized from the exercise of stock-based awards are classified as cash flows from operating activities. All excess tax benefits and tax deficiencies (including tax benefits of dividends on share-based payment awards) are recognized as income tax expense or benefit in the condensed consolidated statements of operations.

The Company accounts for stock-based compensation awards issued to non-employees for services, as prescribed by ASC 718-10, at either the fair value of the services rendered or the instruments issued in exchange for such services, whichever is more readily determinable, using the measurement date guidelines enumerated in ASU 2018-07.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Changes to accounting principles are established by the FASB in the form of ASU’s to the FASB’s Codification. We consider the applicability and impact of all ASU’s on our financial position, results of operations, stockholders’ deficit, cash flows, or presentation thereof. Management has evaluated all recent accounting pronouncements as issued by the FASB in the form of Accounting Standards Updates (“ASU”) through the date these financial statements were available to be issued and found no recent accounting pronouncements issued, but not yet effective accounting pronouncements, when adopted, will have a material impact on the financial statements of the Company.

In September 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-13, Measurement of Credit Losses on Financial Instruments, which supersedes current guidance by requiring recognition of credit losses when it is probable that a loss has been incurred. The new standard requires the establishment of an allowance for estimated credit losses on financial assets including trade and other receivables at each reporting date. The new standard will result in earlier recognition of allowances for losses on trade and other receivables and other contractual rights to receive cash. In November 2019, the FASB issued ASU No. 2019-10, Financial Instruments – Credit Losses (Topic 326), Derivatives and Hedging (Topic 815) and Leases (Topic 842), which extends the effective date of Topic 326 for certain companies until fiscal years beginning after December 15, 2022. The new standard will be effective for the Company in the first quarter of fiscal year beginning January 1, 2023, and early adoption is permitted. We adopted this pronouncement on January 1, 2021; however, the adoption of this standard did not have a material effect on the Company’s financial statements.

In December 2019, the FASB issued ASU 2019-12, “Simplifying the Accounting for Income Taxes.” This guidance, among other provisions, eliminates certain exceptions to existing guidance related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. This guidance also requires an entity to reflect the effect of an enacted change in tax laws or rates in its effective income tax rate in the first interim period that includes the enactment date of the new legislation, aligning the timing of recognition of the effects from enacted tax law changes on the effective income tax rate with the effects on deferred income tax assets and liabilities. Under existing guidance, an entity recognizes the effects of the enacted tax law change on the effective income tax rate in the period that includes the effective date of the tax law. ASU 2019-12 is effective for interim and annual periods beginning after December 15, 2020, with early adoption permitted. We adopted this pronouncement on January 1, 2021; however, the adoption of this standard did not have a material effect on the Company’s financial statements. However, based on the Company’s history of immaterial credit losses from trade receivables, management does not expect that the adoption of this standard will have a material effect on the Company’s financial statements.

In August 2020, FASB issued ASU 2020-06, Accounting for Convertible Instruments and Contracts in an Entity; Own Equity (“ASU 2020-06”), as part of its overall simplification initiative to reduce costs and complexity of applying accounting standards while maintaining or improving the usefulness of the information provided to users of financial statements. Among other changes, the new guidance removes from GAAP separation models for convertible debt that require the convertible debt to be separated into a debt and equity component, unless the conversion feature is required to be bifurcated and accounted for as a derivative or the debt is issued at a substantial premium. As a result, after adopting the guidance, entities will no longer separately present such embedded conversion features in equity and will instead account for the convertible debt wholly as debt. The new guidance also requires use of the “if-converted” method when calculating the dilutive impact of convertible debt on earnings per share, which is consistent with the Company’s current accounting treatment under the current guidance. The guidance is effective for financial statements issued for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years, with early adoption permitted, but only at the beginning of the fiscal year. The Company adopted the guidance under ASU 2020-06 on January 1, 2022. The adoption of this guidance and had no material impact on the Company’s financial statements.

Equipment

Equipment

The Company values property and equipment at cost and depreciates these assets using the straight-line method over their expected useful life.

In accordance with FASB ASC No. 360, Property, Plant and Equipment, the Company carries long-lived assets at the lower of the carrying amount or fair value. Impairment is evaluated by estimating future undiscounted cash flows expected to result from the use of the asset and its eventual disposition. If the sum of the expected undiscounted future cash flow is less than the carrying amount of the assets, an impairment loss is recognized. Fair value, for purposes of calculating impairment, is measured based on estimated future cash flows, discounted at a market rate of interest.

There were no impairment losses recorded for the years ended December 31, 2022 and 2021.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

We hold certain financial assets, which are required to be measured at fair value on a recurring basis in accordance with the Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“ASC Topic 820-10”). ASC Topic 820-10 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). ASC Topic 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Level 1 instruments include cash, account receivable, prepaid expenses, inventory and account payable and accrued liabilities. The carrying values are assumed to approximate the fair value due to the short-term nature of the instrument.

The three levels of the fair value hierarchy under ASC Topic 820-10 are described below:

●	Level 1 - Valuations based on quoted prices in active markets for identical assets or liabilities that an entity has the ability to access. We believe our carrying value of level 1 instruments approximate their fair value at December 31, 2022 and 2021.

●	Level 2 - Valuations based on quoted prices for similar assets or liabilities, quoted prices for identical assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities.

●	Level 3 - Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. We consider depleting assets, asset retirement obligations and net profit interest liability to be Level 3. We determine the fair value of Level 3 assets and liabilities utilizing various inputs, including NYMEX price quotations and contract terms.

	December 31, 2022	December 31, 2021
Level 1 – Investment in Gold	$437,251	$437,212
Level 2	$-	$-
Level 3	$-	$-
Total	$437,251	$437,212

The Board of Directors, who serves as the Custodian, is responsible for the safekeeping of gold bullion owned by the Company.

Fair value of the gold bullion held by the Company is based on that day’s London Bullion Market Association (“LBMA”) Gold Price PM. “LBMA Gold Price PM” is the price per fine troy ounce of gold, stated in U.S. dollars, determined by ICE Benchmark Administration (“IBA”) following an electronic auction consisting of one or more 30-second rounds starting at 3:00 p.m. (London time), on each day that the London gold market is open for business and published shortly thereafter.

The following tables summarize activity in gold bullion for the quarter ended December 31, 2022:

Year Ended December 31, 2022	Ounces	Cost	Fair Value

Beginning balance	-	$-	$-
Investment in Gold bullion	239	1,884	450,216
Net change in unrealized loss	-	-	(13,004)
Balance December 31, 2021	239	$1,884	$437,212
Net change in unrealized gain	-	38	38
Balance December 31, 2022	239	$1,829	$437,251

Revenue Recognition

Revenue Recognition

Effective January 1, 2018, the Company adopted ASC No. 606 — Revenue from Contracts with Customers. Under ASC No. 606, the Company recognizes revenue from the commercial sales of products, licensing agreements and contracts by applying the following steps: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to each performance obligation in the contract; and (5) recognize revenue when each performance obligation is satisfied.

For the years ended December 31, 2022 and 2021, the Company recognized $0 and $0 respectively in revenue.

Concentration of Credit Risk

Concentration of Credit Risk

The Company at times has cash in banks in excess of FDIC insurance limits. At December 31, 2022 and December 31, 2021, the Company had approximately $3,285,197 and $2,092,420, respectively in excess of FDIC insurance limits.

Original Issue Discount

Original Issue Discount

For certain notes issued, the Company provides the debt holder with an original issue discount. The original issue discount is recorded as a debt discount, reducing the face amount of the note, and is amortized to amortization of original issue discount in the consolidated statements of operations over the life of the debt.

Debt Issue Cost

Debt Issue Cost

Debt issuance cost paid to lenders, or third parties are recorded as debt discounts and amortized to interest expense in the consolidated statements of operations, over the life of the underlying debt instrument.

Deposit	Deposit During the year ended December 31, 2022, the Company paid $98,480 as a deposit towards the purchase of inventory.